Stockholders' Equity - Quarterly Dividend and Special Distributions (Details) - $ / shares										12 Months Ended
	Dec. 14, 2016	Sep. 14, 2016	Jun. 15, 2016	Mar. 23, 2016	Dec. 16, 2015	Nov. 10, 2015	Sep. 16, 2015	Jun. 17, 2015	Mar. 25, 2015	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Total Distribution	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 1.69	$ 10.945146	$ 1.69	$ 1.69	$ 1.69	$ 7	$ 17.705146
Nonqualified Ordinary Dividend	1.231334	1.231334	1.231334	1.231334	0.978733	6.338687	0.978733	0.978733	0.978733	4.925336	10.253619
Qualified Ordinary Dividend	$ 0.518666	$ 0.518666	$ 0.518666	$ 0.518666	$ 0.711267	$ 4.606459	$ 0.711267	$ 0.711267	$ 0.711267	$ 2.074664	$ 7.451527